Financial Management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	$ 42,592	$ 13,977
[custom:DescriptionOfEffectOfChangesInForeignExchangeRates]	A change in exchange rates between the U.S. dollar and each of the foreign currencies listed above by 1.00% would change the Company’s profit for the year ended December 31, 2023 by $957	A change in exchange rates between the U.S. dollar and each of the foreign currencies listed above by 1.00% would change the Company’s profit for the year ended December 31, 2022 by $948.	A change in exchange rates between the U.S. dollar and each of the foreign currencies listed above by 1.00% would change the Company’s profit for the year ended December 31, 2021 by $728
Foreign Customers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	51.60%	59.90%	50.60%
Vale International S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.10%	21.00%	23.40%
YPF S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	11.00%	13.20%	10.10%
Five largest customers [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	49.90%	55.50%	53.60%
Fair Value [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	$ 571,096	$ 559,385
Fair Value [member] | 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	495,385	483,350
Fair Value [member] | 2022 BBVA Facility [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	14,630	22,530
Fair Value [member] | Santander Facility [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	2,914	4,125
Fair Value [member] | Six Liquid Barges [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	5,960	8,753
Fair Value [member] | Credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	$ 5,000	$ 10,000